Schedule of accounts receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Accounts receivable, gross		$ 160,616
Less: allowance for credit losses		(160,616)
Total Accounts receivable, net